Basis of Presentation and Significant Accounting Policies - The activity related to non-monetary exchanges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonmonetary Transaction [Line Items]
Additions to seismic data library	$ 2,716	$ 709	$ 3,376	$ 10,215	$ 10,545
Non-cash revenue	635	2,115	8,518	9,514	9,864
Seismic Data Library [Member]
Nonmonetary Transaction [Line Items]
Additions to seismic data library	2,716	709	3,376	10,215	10,545
Specific Data Licenses or Selections of Data [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	578	827	3,046	7,169	7,187
Acquisition Contracts [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	57	1,268	5,452	2,274	2,677
Solutions [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	$ 0	$ 20	$ 20	$ 71	$ 0